Related Party Transactions (Details) - USD ($)		12 Months Ended
	Mar. 29, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2019	Sep. 10, 2018	Mar. 26, 2018	Feb. 28, 2017
Related Party Transaction [Line Items]
Common stock, shares issued		28,677,000	21,222,000
Sterne Kessler Goldstein Fox Pllc [Member]
Related Party Transaction [Line Items]
Amount paid to related party		$ 30,000	$ 30,000
Board Of Directors Chairman [Member]
Related Party Transaction [Line Items]
Sale of stock price per share							$ 2.11
Common stock, shares issued							0.1
Three Directors [Member]
Related Party Transaction [Line Items]
Sale of stock price per share						$ 0.83
Common stock, shares issued						200,000
Convertible Debt [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Conversion price				$ 0.25
Interest rate				8.00%
Amended Promissory Note [Member] | Secured Debt [Member] | Sterne Kessler Goldstein Fox Pllc [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Interest rate	4.00%
Maturity date	Apr. 30, 2022
Amended Promissory Note [Member] | Unsecured Debt [Member] | Sterne Kessler Goldstein Fox Pllc [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Interest rate	4.00%
Maturity date	Apr. 30, 2022
Promissory Notes [Member] | Secured Debt [Member]
Related Party Transaction [Line Items]
Interest rate		12.00%
Promissory Notes [Member] | Secured Debt [Member] | Sterne Kessler Goldstein Fox Pllc [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Interest rate	8.00%
Maturity date	Mar. 31, 2020
Promissory Notes [Member] | Unsecured Debt [Member] | Sterne Kessler Goldstein Fox Pllc [Member]
Related Party Transaction [Line Items]
Amount paid to related party		$ 60,000	$ 70,000
Interest rate		8.00%
Maturity date		Mar. 31, 2020
Secured notes payable		$ 800,000
Debt		$ 800,000
Promissory Notes [Member] | Unsecured Debt [Member] | Sterne Kessler Goldstein Fox Pllc [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Interest rate	8.00%
Maturity date	Mar. 31, 2020
Promissory Notes [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Interest rate		8.00%
Promissory Notes [Member] | Convertible Debt [Member] | Director [Member]
Related Party Transaction [Line Items]
Debt					$ 100,000
Promissory Notes [Member] | Convertible Debt [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Debt					100,000
Promissory Notes [Member] | Convertible Debt [Member] | Board Of Directors Chairman [Member]
Related Party Transaction [Line Items]
Debt					100,000
Promissory Notes [Member] | Convertible Debt [Member] | Stacie Wilf [Member]
Related Party Transaction [Line Items]
Debt					$ 100,000
Promissory Notes [Member] | Convertible Debt [Member] | Related Parties [Member]
Related Party Transaction [Line Items]
Conversion price					$ 0.40
Debt					$ 400,000
Convertible Notes Dated September192018 [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Maturity date		Sep. 19, 2023
Convertible Notes Dated September102018 [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Maturity date		Sep. 07, 2023
Modifed Promissory Notes [Member] | Unsecured Debt [Member] | Sterne Kessler Goldstein Fox Pllc [Member]
Related Party Transaction [Line Items]
Interest rate		12.00%